Share-based Compensation (Tables)	12 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The table below identifies the award activity under the 2019 AEP:

	Awards	Weighted Average Fair Value Per Award (1)
Outstanding as of March 31, 2023	11,601,185	$54.47
Granted	2,603	$54.51
Vested	(11,358,553)	$55.43
Cancelled and forfeited	(245,235)	$54.51
Outstanding and expected to vest as of March 31, 2024	—	$—
(1)As of March 31, 2023, 2019 AEP outstanding awards were liability-classified with a weighted average fair value per RSU of $23.33, representing total fair value of $270.7 million. For periods presented prior to the IPO, the average grant date fair value per award represents the modification fair value at IPO.
The table below identifies the award activity under the 2019 EIP:

	Awards	Weighted Average Fair Value Per Award (1)
Outstanding as of March 31, 2023	192,999	$51.00
Vested	(192,999)	$51.00
Outstanding and expected to vest as of March 31, 2024	—	$—
(1)As of March 31, 2023, 2019 EIP outstanding awards were liability-classified with a weighted average fair value per RSU of $37.43, representing total fair value of $7.2 million. For periods presented prior to the IPO, the average grant date fair value per award represents the modification fair value at IPO.
The table below identifies the award activity under the 2022 RSU Plan:

	Awards(1)	Weighted Average Grant Date Fair Value Per Award(1)
Outstanding as of March 31, 2023	11,129,734	$35.87
Executive Awards converted from liability awards	1,875,202	$51.00
Granted	17,134,484	$43.68
Vested (2)	(6,751,502)	$37.47
Cancelled and forfeited	(631,500)	$40.27
Outstanding and expected to vest as of March 31, 2024	22,756,418	$42.30
(1)    Awards and weighted average grant date per share exclude shares related to Annual Awards that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan. For periods presented prior to the IPO, the average grant date fair value per award represents the modification fair value at IPO.
(2)     Includes 351,022 liability-classified awards vested and settled in cash in the fiscal year ended March 31, 2024.

Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award
The following table presents the assumptions used for the RSUs under the 2019 AEP for the relevant periods:

	Fiscal Year Ended March 31,
	2024	2023	2022
Weighted average share price	$56.10	$41.51	$39.27
Expected volatility until liquidity event	40%	40%	35%
Time to liquidity event	0.5	0.5	1.0
Dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	5.52%	4.94%	1.60%
The following table presents the assumptions used for the RSUs under the 2019 EIP for the fiscal year ended March 31, 2022:

Weighted average share price	$39.27
Expected volatility until liquidity event	35%
Time to liquidity event	1.0
Dividend yield	0.00%
Risk free interest rate	1.60%
The following table presents the assumptions used for the RSUs under the 2019 EIP for the fiscal year ended March 31, 2023:

Average share price	$41.51
Transaction costs	2.50%
Time to liquidity event (in years)	0.5
Discount for lack of marketability	7.50%
The following table presents the assumptions used for the RSUs under the 2022 RSU Plan for the relevant periods:

	Fiscal Year Ended March 31,
	2024	2023
Average share price	$44.52 - $48.18	$35.16 - $39.67
Transaction costs	2.5%	2.5%
Present value per RSU	$43.40 - $46.98	$33.13 - $39.67
Time to liquidity event (in years)	0.5 - 1.0	0.5 - 0.9
Discount for lack of marketability	0.00% - 7.50%	0.00% - 7.50%

Share-Based Payment Arrangement, Restricted Stock Units And Performance Shares, Activity
The table below identifies all award activity under the Omnibus Incentive Plan:

	Awards(1)	Weighted Average Grant Date Fair Value Per Award(1)
Outstanding as of March 31, 2023	—	$—
Granted	1,941,165	$68.14
Vested	(50,784)	$71.03
Cancelled and forfeited	(11,105)	$57.01
Outstanding and expected to vest as of March 31, 2024	1,879,276	$68.13
(1)    Awards and weighted average grant date per share exclude shares related to PSUs that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
A summary of share-based compensation cost recognized in the Consolidated Income Statements is as follows:

	Fiscal Year Ended March 31,
(in millions)	2024	2022	2022
Cost of sales	$41	$12	$1
Research and development	728	212	18
Selling, general and administrative	301	102	7
Total	$1,070	$326	$26

Schedule Of Share-Based Payment Arrangement Commitment For Potential Payments And Liability Recognized	The table below shows the Company’s commitment for potential payments and the liability recognized as of March 31, 2023:

	Fiscal year ended
	March 31, 2023
Type of Executive Award (in millions)	Potential Fixed Monetary Amount	Accrued Liability (1)
Launch Awards	$80	$23
Annual Awards	15	9
Total	$95	$32
(1)    Includes the amount recorded for performance-based awards that were probable of achievement.